Wilson Sonsini Goodrich & Rosati, P.C.

650 Page Mill Road

Palo Alto, CA 94304

March 31, 2014

Draft Registration Statement U.S. Securities and Exchange Commission 100 F Street, N.E Washington, D.C. 20549	Confidential Submission Pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act and Section 24(b)(2) of the Securities Exchange Act of 1934

Re:	Confidential Submission of Draft Registration Statement on Form S-l

Ladies and Gentlemen:

On behalf of CareDx, Inc., a Delaware corporation (“CareDx”), we hereby confidentially submit CareDx’s draft Registration Statement on Form S-1 pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the ‘‘JOBS Act’’) and Section 24(b)(2) of the Securities Exchange Act of 1934, as amended, for non-public review by the staff of the Securities and Exchange Commission (the ‘‘Commission’’). CareDx is an “emerging growth company” within the meaning of the JOBS Act.

Please direct all notices and communications with respect to this confidential submission to each of the following:

CareDx, Inc.

Attention: Peter Maag, President and Chief Executive Officer

3260 Bayshore Boulevard

Brisbane, California 94005

Telephone: (415) 287-2300

Facsimile: (415) 287-2456

pmaag@xdx.com

with a copy to:

Wilson Sonsini Goodrich & Rosati, P.C.

Attention: Michael J. Danaher

650 Page Mill Road

Palo Alto, CA 94304

Telephone: (650) 493-9300

Facsimile: (650) 493-6811

mdanaher@wsgr.com

Should you have any questions on this submission, please do not hesitate to contact me at (650) 320-4625 or Asaf Kharal at (650) 320-4557.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Michael J. Danaher

cc:	Peter Maag, President and Chief Executive Officer, CareDx, Inc.